Debt (Exit Financing Facilities) (Narrative) (Details) - USD ($)					3 Months Ended		12 Months Ended
	Mar. 31, 2017	Jun. 26, 2015	Jun. 03, 2015	Aug. 05, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from dividends received		$ 200,000,000
Gain (loss) on repurchase of debt instrument					$ 2,382,000			$ (26,516,000)
Write off of deferred debt issuance cost					4,789,000
G & A expenses, other, open market debt repurchase legal and consulting fees					217,000
Debtor reorganization items, debtor-in-possession facility financing costs								6,187,000
Parent Company [Member]
Debt Instrument [Line Items]
Equity method investments								1,886,307,000
OSG International, Inc (OIN) [Member]
Debt Instrument [Line Items]
Proceeds from dividends received					72,000,000
OBS ABL Facility [Member]
Debt Instrument [Line Items]
Debt instrument, maximum amount related to increase in borrowings				$ 25,000,000
Debt instrumnet, Suppressed Availability minimum amount				$ 10,000,000
Debt instrument, commitment fee, if exposure is less than 50%				0.50%
Debt instrument, commitment fee, if exposure is greater or equal to 50%				0.375%
OBS Term Loan [Member]
Debt Instrument [Line Items]
Threshold amounts available for parent					51,295,000
Interest expense, debt					8,341,000	$ 8,062,000
Debt instrument, maximum amount related to increase in borrowings				$ 75,000,000
OBS Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Mandatory, payment amount	$ 59,386,000
Debt instrument, face amount					51,295,000
OIN Term Loan [Member]
Debt Instrument [Line Items]
Mandatory, payment amount								0
Threshold amounts available for parent					60,200,000
Interest expense, debt					9,648,000	9,201,000
OIN Term Loan [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Mandatory, payment amount							$ 0
Debt instrument, face amount					132,200,000
OIN Revolver Facility [Member]
Debt Instrument [Line Items]
Debt instrument, covenant requirement, threshold amount related to fair value of collateralized assets								500,000,000	$ 500,000,000
Debt instrument, maximum amount related to increase in borrowings				$ 25,000,000
Debt instrument, commitment fee rate				0.50%
OIN Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, convenant threshold related to net cash proceeds from asset sales			$ 78,000,000
Debt instrument, covenant requirement, threshold amount related to fair value of collateralized assets					500,000,000			$ 500,000,000
Debt instrument, maximum amount of cash dividend			200,000,000
Debt instrument, maximum amount related to increase in borrowings				$ 75,000,000
Debt instrument, covenant related to base Available Amount			$ 0	$ 25,000,000
OBS Term Loan, OIN Term Loan and OIN Revolver Facility [Member].
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.00%
OBS Term Loan and OIN Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, amortization, quarterly percentage of original principal amount				1.00%
Debt instrument, additional mandatory prepayments, percentage				50.00%				50.00%
OBS Term Loan and OIN Facilities [Member]
Debt Instrument [Line Items]
Debt instrument, convenant threshold related to net cash proceeds from asset sales				$ 5,000,000				$ 5,000,000
Revolving Credit Facility [Member] | OIN Revolver Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 50,000,000
Exit Financing Facilities [Member]
Debt Instrument [Line Items]
Interest expense, debt					19,802,000	19,703,000
Exit Financing Facilities [Member] | OIN Facilities [Member]
Debt Instrument [Line Items]
Interest expense, debt					10,688,000	10,390,000
Exit Financing Facilities [Member] | OBS Term Loan and OBS ABL Facility [Member]
Debt Instrument [Line Items]
Interest expense, debt					$ 9,114,000	$ 9,313,000